Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1.
Organization and principal activities
(a)
Principal activities

Yatsen Holding Limited (the “Company”) was incorporated in the Cayman Islands on September 6, 2016. The Company, through its consolidated subsidiaries, the variable interest entities (“VIEs”) and VIE’s subsidiaries (collectively referred to as the "Group"), is primarily engaged in selling beauty products and is a consumer-centric, technology-and data-driven beauty platform in the People's Republic of China ("the PRC"). The Company was listed on the New York Stock Exchange on November 19, 2020.

As of December 31, 2024, details of the Company's principal subsidiaries and VIE were as follows:

	Place of	Date of	Percentage of
	incorporation	incorporation	beneficial ownership	Principal activities
Principal subsidiaries:
Yatsen (HK) Limited	Hong Kong	June 4, 2019	100%	Cosmetics Sales
Guangzhou Yatsen Global Co., Ltd. (“Guangzhou Yatsen”)	PRC	July 29, 2015	100%	Cosmetics Sales
Guangzhou Yixun Cosmetics Co., Ltd.	PRC	October 22, 2020	100%	Cosmetics Sales
Aoyan Holding Limited	Cayman Islands	January 8, 2020	100%	Cosmetics Sales
Aoyan HK Limited	Hong Kong	February 17, 2020	100%	Cosmetics Sales
Aoyan (Shanghai) Cosmetics Trading Co., Ltd.	PRC	June 4, 2019	100%	Cosmetics Sales
Yatsen Global Holding Limited	British Virgin Islands	March 13, 2020	100%	Cosmetics Sales
Yatsen Global Pte. Ltd.	Singapore	March 28, 2020	100%	Cosmetics Sales
Eve Lom Limited	British Virgin Islands	March 2, 2021	100%	Cosmetics Sales
YALENIC GLOBAL HOLDING PTE. LTD.	Singapore	September 5, 2020	90%	Cosmetics Sales
Galenic (Shanghai) Trading Co., Ltd.	PRC	January 18, 2021	90%	Cosmetics Sales
Galenic (Shanghai) E-commerce Co., Ltd.	PRC	January 28, 2021	90%	Cosmetics Sales
Skintech Global Holding Limited	British Virgin Islands	October 2, 2020	90%	Cosmetics Sales
Dskin (HK) Limited	Hong Kong	November 16, 2020	90%	Cosmetics Sales
Guangzhou Duoxin E-commerce Co., Ltd.	PRC	December 24, 2020	90%	Cosmetics Sales
Shanghai DR.WU Skincare Co., Ltd.	PRC	April 11, 2023	90%	Cosmetics Sales

VIE:
Huizhi Weimei (Guangzhou) Trading Co., Ltd. (“HZ VIE”)	PRC	February 22, 2019	100%	Cosmetics Sales

1.
Organization and principal activities (Continued)
(b)
VIE Arrangements between the VIEs and the Company's PRC subsidiary

To comply with the relevant PRC laws and regulations, the Group operates its internet-based business, in which foreign investment is restricted or prohibited, through the VIEs. The Group obtained the control of the VIEs by entering into a series of contractual arrangements with the VIEs or their equity holders as follows:

Powers of Attorney

The shareholders of VIEs, have each executed a power of attorney to irrevocably appoint Guangzhou Yatsen or its designated person as their attorney-in-fact to exercise all of their rights as shareholders of VIEs, including, but not limited to, the right to convene and attend shareholder meetings, vote on any resolution that requires a shareholder vote, such as the appointment or removal of directors and executive officers, and other voting rights pursuant to the then-effective articles of association of VIEs. The power of attorney will remain in force for so long as the controlling shareholders remain the shareholders of VIEs.

Exclusive Technology Consulting and Service Agreement

Under the exclusive technology consulting and service agreement between Guangzhou Yatsen and VIEs, Guangzhou Yatsen has the exclusive right to provide to VIEs technology consulting and services related to, among other things, research and development, system operation, advertising, internal training and technical support. Guangzhou Yatsen has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. In exchange, VIEs agree to pay Guangzhou Yatsen an annual service fee, at an amount that is agreed by Guangzhou Yatsen. Unless Guangzhou Yatsen provides valid notice of termination 30 days prior to the term of agreement ending, this agreement will remain effective for 10 years to be automatically renewed for another 10 years thereafter.

Equity Pledge Agreement

Pursuant to the equity pledge agreement among Guangzhou Yatsen, VIEs, and the shareholders of VIEs, the shareholders pledged all of their equity interests in VIEs to guarantee their and VIEs’ performance of their obligations under the contractual arrangements including the exclusive technology consulting and service agreement, the exclusive option agreement and the power of attorney. In the event of a breach by VIEs or their shareholders of contractual obligations under these agreements, Guangzhou Yatsen, as pledgee, will have the right to dispose of the pledged equity interests in VIEs. The shareholders of VIEs also undertake that, during the term of the equity pledge agreement, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. During the term of the equity pledge agreement, Guangzhou Yatsen has the right to receive all of the dividends and profits distributed on the pledged equity interests. As of the date of this annual report, the equity pledge for the variable interest equity has been registered with local PRC authorities.

Exclusive Call Option Agreement

Pursuant to the exclusive call option agreement between Guangzhou Yatsen, VIEs and their shareholders, the shareholders of VIEs irrevocably grant Guangzhou Yatsen an exclusive option to purchase, at its discretion, or have its designated person to purchase, to the extent permitted under PRC law, all or part of the equity interests in VIEs. The purchase price shall be the lowest price permitted by applicable PRC law. In addition, VIEs have granted Guangzhou Yatsen an exclusive option to purchase, at its discretion, or have its designated person to purchase, to the extent permitted under PRC law, all or part of VIEs’ assets at the book value of such assets, or at the lowest price permitted by applicable PRC law, whichever is higher. The shareholders of VIEs undertake that, without the Company’s prior written consent or the prior written consent of Guangzhou Yatsen, they may not increase or decrease the registered capital, dispose of its assets, incur any debt or guarantee liabilities, enter into any material purchase agreements, conduct any merger, acquisition or investments, amend its articles of association or provide any loans to third parties. The exclusive call option agreement will remain effective until all equity interest in VIEs held by their shareholders and all assets of VIEs are transferred or assigned to Guangzhou Yatsen or its designated representatives.

Under accounting principles generally accepted in the United States of America (“U.S. GAAP”), a VIE is consolidated if the Company bears the risks and enjoys the rewards normally associated with, ownership of the entity. Through these contractual agreements, the Company has the power to direct the activities that most significantly impact the VIEs’ economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIEs. Therefore, the Company is the ultimate primary beneficiary of the VIEs and the financial results of the VIEs are included in the Group’s consolidated financial statements. The PRC variable interest entity, HZ VIE, developed e-commerce platforms for the business and holds an ICP license.

1.
Organization and principal activities (Continued)
(b)
VIE Arrangements between the VIEs and the Company's PRC subsidiary (Continued)

The following consolidated financial information of the consolidated VIEs is included in the accompanying consolidated financial statements as of and for the year ended:

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	12,202	3,967
Accounts receivable, net	6,428	10,636
Inventories, net	348	285
Prepayments and other current assets	7,742	11,991
Amounts due from non-VIE subsidiaries	10	2
Total current assets	26,730	26,881

Investments	291,965	360,102
Property and equipment, net	1,606	48
Total non-current assets	293,571	360,150
Total assets	320,301	387,031

Accounts payable	7,645	3,481
Advances from customers	26,810	11,064
Accrued expenses and other liabilities	8,646	6,639
Income tax payables	929	929
Amounts due to non-VIE subsidiaries	266,018	306,573
Total current liabilities	310,048	328,686
Deferred tax liabilities	—	10,628
Total non-current liabilities	—	10,628
Total liabilities	310,048	339,314

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	323,246	183,737	167,319
Net income (loss)	16,624	2,922	37,463
Net cash provided by operating activities	17,306	36,473	8,241
Net cash used in investing activities	(30,277)	(107,721)	(41,976)
Net cash (used in) provided by financing activities	(5,644)	74,526	25,500
Net (decrease) increase in cash and cash equivalents	(18,615)	3,278	(8,235)

(1)
The proceeds from advances from Group companies to the consolidated VIEs in 2022, 2023 and 2024 are in the amount of nil, RMB117,000 and RMB45,500, respectively and the repayment of advances to Group companies by the consolidated VIEs in 2022, 2023 and 2024 are in the amount of nil, RMB42,000 and RMB20,000, respectively. All of these transactions have been eliminated in consolidation.
(2)
As at December 31, 2023 and 2024, amounts due to non-VIE subsidiaries included RMB168,000 and RMB193,500 for debt financing from Group companies to the consolidated VIEs not yet returned.
1.
Organization and principal activities (Continued)
(b)
VIE Arrangements between the VIEs and the Company's PRC subsidiary (Continued)

In accordance with the aforementioned agreements, the Company has the power to direct activities of the VIEs, and can have assets transferred out of VIEs. Therefore, the Company considers that there is no asset in VIEs that can be used only to settle obligations of the VIEs, except for registered capital, as of December 31, 2024. As VIEs were incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss. There is no VIEs where the Company has variable interest but is not the primary beneficiary. The Group believes that the contractual arrangements among its shareholders and Guangzhou Yatsen comply with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms. The Company’s ability to control the VIEs also depends on the voting rights proxy and the effect of the share pledge under the Equity Pledge Agreement and Guangzhou Yatsen has to vote on all matters requiring shareholder approval in VIEs. As noted above, the Company believes this voting right proxy is legally enforceable but may not be as effective as direct equity ownership.